Supplement dated April 7, 2025
to the Statement of Additional Information (SAI), dated April 2, 2025, for the following funds:
Fund
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund
Columbia Short Duration Municipal Bond Fund
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund
Columbia Intermediate Duration Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Strategic California Municipal Income Fund
Columbia Strategic New York Municipal Income Fund
Columbia Tax-Exempt Fund
Multi-Manager (MM) International Equity Strategies Fund
Columbia Funds Series Trust II
Columbia Minnesota Tax-Exempt Fund
Columbia Strategic Municipal Income Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds and for MM International Equity Strategies Fund for Arrowstreet, is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2024, unless otherwise noted
CA Intermediate Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	4 RICs 9 other accounts	$2.08 billion $16.55 million	None	None
	Douglas Rangel	7 RICs 6 other accounts	$2.91 billion $66.89 million	None	None
Short Duration Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox(f)	5 RICs 9 other accounts	$2.34 billion $17.05 million	None	None
	Douglas Rangel	7 RICs 6 other accounts	$2.86 billion $66.89 million	None	$10,001 – $50,000(b)
	Catherine Stienstra(e)	8 RICs 3 other accounts	$5.71 billion $2.11 million	None	None
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		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending May 31 – Information is as of May 31, 2024, unless otherwise noted
High Yield Municipal Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 3 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart(f)	4 RICs 1 PIV 22 other accounts	$4.51 billion $27.46 million $7.16 billion	None	None
	Catherine Stienstra(e)	8 RICs 3 other accounts	$5.53 billion $2.16 million	None	$10,001 – $50,000(b)
For Funds with fiscal year ending July 31 – Information is as of July 31, 2024, unless otherwise noted
MN Tax-Exempt Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart(d)	4 RICs 1 PIV 24 other accounts	$4.64 billion $27.87 million $3.85 billion	None	None
	Catherine Stienstra(e)	8 RICs 3 other accounts	$5.64 billion $2.23 million	None	None
OR Intermediate Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	4 RICs 9 other accounts	$2.04 billion $17.17 million	None	None
	Douglas Rangel	7 RICs 6 other accounts	$2.86 billion $53.77 million	None	None
Strategic Municipal Income Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart(d)	4 RICs 1 PIV 24 other accounts	$4.64 billion $27.87 million $3.85 billion	None	None
	Catherine Stienstra(e)	8 RICs 3 other accounts	$4.36 billion $2.23 million	None	$500,001 – $1,000,000(a) $10,001 – $50,000(b)

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		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Tax-Exempt Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart(d)	4 RICs 1 PIV 24 other accounts	$4.64 billion $27.87 million $3.85 billion	None	None
	Catherine Stienstra(e)	8 RICs 3 other accounts	$4.12 billion $2.23 million	None	$10,001 – $50,000(b)
For Funds with fiscal year ending August 31 – Information is as of August 31, 2024, unless otherwise noted
MM International Equity Strategies Fund	Arrowstreet: Brandon Berger(k)	3 RICs 85 PIVs 64 other accounts	$3.00 billion $138.86 billion $76.21 billion	1 RIC ($157.20 M) 45 PIVs ($72.26 B) 9 other accounts ($14.12 B)	None	Arrowstreet	Arrowstreet
	Christopher Malloy	3 RICs 83 PIVs 64 other accounts	$2.91 billion $126.10 billion $82.49 billion	1 RIC ($155.30 M) 42 PIVs ($63.09 B) 10 other accounts ($20.34 B)	None
	Peter Rathjens	3 RICs 83 PIVs 64 other accounts	$2.91 billion $126.10 billion $82.49 billion	1 RIC ($155.30 M) 42 PIVs ($63.09 B) 10 other accounts ($20.34 B)	None
	Derek Vance	3 RICs 83 PIVs 64 other accounts	$2.91 billion $126.10 billion $82.49 billion	1 RIC ($155.30 M) 42 PIVs ($63.09 B) 10 other accounts ($20.34 B)	None
	Julia Yuan	3 RICs 83 PIVs 64 other accounts	$2.91 billion $126.10 billion $82.49 billion	1 RIC ($155.30 M) 42 PIVs ($63.09 B) 10 other accounts ($20.34 B)	None

SUP910_00_045_(04/25)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending October 31 – Information is as of October 31, 2024, unless otherwise noted
Intermediate Duration Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$1.19 billion $17.51 million	None	$10,001 – $50,000(a) $10,001 – $50,000(b)
	Douglas Rangel	7 RICs 6 other accounts	$1.60 billion $51.28 million	None	None
MA Intermediate Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.68 billion $17.51 million	None	$100,001 – $500,000(a)
	Douglas Rangel	7 RICs 6 other accounts	$3.09 billion $51.28 million	None	None
NY Intermediate Municipal Bond Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Paul Fox	6 RICs 9 other accounts	$2.66 billion $17.51 million	None	None
	Douglas Rangel	7 RICs 6 other accounts	$3.07 billion $51.28 million	None	None
Strategic CA Municipal Income Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart	5 RICs 7 other accounts	$5.03 billion $1.31 million	None	None
	Catherine Stienstra(e)	8 RICs 5 other accounts	$5.82 billion $2.85 million	None	None
Strategic NY Municipal Income Fund	Travis Bates(k)	4 other accounts	$0.47 million	None	None	Columbia Management	Columbia Management
	Douglas Rangel(i)	8 RICs 6 other accounts	$3.15 billion $48.79 million	None	None
	Shannon Rinehart	5 RICs 7 other accounts	$5.24 billion $1.31 million	None	None
	Catherine Stienstra(e)	8 RICs 5 other accounts	$6.03 billion $2.85 million	None	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(d)
The portfolio manager began managing the Fund after its last fiscal year end.

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(e)
Ms. Stienstra is expected to retire effective June 30, 2025 and, as of such date, she will cease to serve as portfolio manager of the Fund.
(f)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of June 30, 2024.
(i)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of January 31, 2025.
(k)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2025.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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